Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions

As at December 31, 2011, Resolute Investments, Ltd. (or Resolute) owned 45.5% (2010—42.3%, 2009—41.9%) of the Company’s outstanding Common Stock. One of the Company’s directors, Thomas Kuo-Yuen Hsu, is the President and a director of Resolute. Another of the Company’s directors, Axel Karlshoej, is among the directors of Path Spirit Limited, which is the trust protector for the trust that indirectly owns all of Resolute’s outstanding equity. The Company’s Chairman, C. Sean Day, is engaged as a consultant to Kattegat Limited, the parent company of Resolute, to oversee its investments, including that in the Teekay group of companies.